UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08419

Forward Funds, Inc.

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

Forward Funds, Inc.

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-999-6809

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON STOCKS - 97.89%

	Auto & Transportation - 4.96%
38,700	Forward Air Corp.*	$1,548,774
51,800	Overnite Corp.	1,628,074
112,400	RailAmerica, Inc.*	1,242,020
92,300	Wabtec Corp.	1,725,087
43,300	Winnebago Industries, Inc.	1,499,912

		7,643,867

	Consumer Discretionary - 24.42%
76,400	ABM Industries, Inc.	1,539,460
42,200	American Eagle Outfitters, Inc.	1,555,070
41,400	American Woodmark Corp.	1,532,835
76,100	America’s Car-Mart, Inc.*	2,568,375
62,500	AnnTaylor Stores Corp.*	1,462,500
43,400	Barnes & Noble, Inc.*	1,605,800
50,900	Carter’s, Inc.*	1,409,421
44,700	CBRL Group, Inc.	1,612,776
79,500	Coinstar, Inc.*	1,852,350
91,900	Hibbett Sporting Goods, Inc.*	1,883,031
45,100	Insight Enterprises, Inc.*	759,484
51,200	Jack in the Box, Inc.*	1,624,576
39,400	Laureate Education, Inc.*	1,466,468
18,800	McClatchy Co., Class A	1,331,604
50,700	Men’s Wearhouse, Inc.*	1,472,835
78,200	Nautilus Group, Inc.	1,766,538
35,900	P.F. Chang’s China Bistro, Inc.*	1,740,791
42,400	Panera Bread Co., Class A*	1,591,696
62,000	Quiksilver, Inc.*	1,576,040
36,800	Red Robin Gourmet Burgers, Inc.*	1,607,056
82,900	Scientific Games Corp., Class A*	1,583,390
87,600	ShopKo Stores, Inc.*	1,525,116
51,900	United Natural Foods, Inc.*	1,380,540
38,700	Universal Technical Institute, Inc.*	1,167,966

		37,615,718

	Diversified Operations - 0.99%
94,900	Walter Industries, Inc.	1,520,298

	Energy - 10.92%
172,600	Brigham Exploration Co.*	1,622,440
38,600	Cabot Oil & Gas Corp.	1,733,140
107,200	Chesapeake Energy Corp.	1,696,976
123,500	Grant Prideco, Inc.*	2,530,515
30,000	Peabody Energy Corp.	1,785,000
42,400	Penn Virginia Corp.	1,678,616
54,900	Quicksilver Resources, Inc.*	1,793,583
60,750	TETRA Technologies, Inc.*	1,886,288
42,800	Ultra Petroleum Corp.*	2,099,340

		Market Value (1)

		16,825,898

	Financial Services - 17.58%
33,800	Affiliated Managers Group, Inc.*	1,809,652
53,100	Boston Private Financial Holdings, Inc.	1,325,376
41,000	Capital Automotive REIT	1,282,070
58,900	Corporate Office Properties Trust	1,509,018
101,800	eFunds Corp.*	1,892,462
30,000	FactSet Research Systems, Inc.	1,446,000
34,100	FirstFed Financial Corp.*	1,666,808
30,200	Gabelli Asset Management, Inc., Class A	1,294,070
55,300	Hanmi Financial Corp.	1,670,060
32,500	Healthcare Realty Trust, Inc.	1,268,800
75,100	Jackson Hewitt Tax Service, Inc.	1,519,273
31,700	Montpelier Re Holdings, Ltd.	1,162,756
78,600	Nara Bancorp, Inc.	1,583,790
28,000	Pan Pacific Retail Properties, Inc.	1,514,800
60,100	Placer Sierra Bancshares*	1,262,100
38,300	Silicon Valley Bancshares*	1,423,611
52,800	Southwest Bancorporation of Texas, Inc.	1,063,392
28,800	Sterling Bancorp	779,040
105,000	Urstadt Biddle Properties, Class A	1,600,200

		27,073,278

September 30, 2004

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Unaudited)

		Market Value (1)
COMMON STOCKS (continued)

	Health Care - 6.84%
18,300	Analogic Corp.	$762,927
23,300	Cooper Cos., Inc.	1,597,215
19,500	Covance, Inc.*	779,415
70,800	Immucor, Inc.*	1,752,300
57,500	Intuitive Surgical, Inc.*	1,423,125
38,000	LifePoint Hospitals, Inc.*	1,140,380
47,600	Molina Healthcare, Inc.*	1,689,800
86,400	Symbion, Inc.*	1,391,472

		10,536,634

	Materials & Processing - 8.93%
53,000	Barnes Group, Inc.	1,455,910
24,400	Eagle Materials, Inc.	1,739,720
35,200	Florida Rock Industries, Inc.	1,724,448
63,800	Lone Star Technologies, Inc.*	2,411,640
49,100	Maverick Tube Corp.*	1,512,771
48,600	Mobile Mini, Inc.*	1,205,280
56,200	Steel Dynamics, Inc.	2,170,444
62,300	Timken Co.	1,533,826

		13,754,039

	Producer Durables - 10.08%
54,300	AMETEK, Inc.	1,646,376
49,900	Bucyrus International, Inc., Class A*	1,676,640
153,000	Champion Enterprises, Inc.*	1,574,370
55,300	CTS Corp.	696,780
23,200	ESCO Technologies, Inc.*	1,572,032
45,800	IDEX Corp.	1,555,368
73,400	Mykrolis Corp.*	739,138
70,000	Paxar Corp.*	1,587,600
15,000	Roper Industries, Inc.	861,900
44,100	Standard Pacific Corp.	2,485,917
42,300	Thomas & Betts Corp.*	1,134,486

		15,530,607

	Technology - 9.97%
43,600	Anteon International Corp.*	1,597,940
235,500	Aspen Technology, Inc.*	1,646,145
33,300	Autodesk, Inc.	1,619,379
82,600	Blackboard, Inc.*	1,417,416
82,000	Foundry Networks, Inc.*	778,180
110,300	Keynote Systems, Inc.*	1,561,848
78,000	Macromedia, Inc.*	1,566,240
29,400	MICROS Systems, Inc.*	1,472,058
57,500	OmniVision Technologies, Inc.*	813,625
17,000	SRA International, Inc., Class A*	876,520
63,500	Stratasys, Inc.*	2,003,742

		15,353,093

		Market Value (1)
	Utilities - 3.20%
75,500	Southern Union Co.*	1,547,750
80,500	Southwestern Energy Co.*	3,380,195

		4,927,945

	Total Common Stocks (Cost $125,431,044)	150,781,377

Total Investments - 97.89% (Cost $125,431,044)		150,781,377

Net Other Assets and Liabilities - 2.11%		3,248,121

Net Assets - 100.00%		$154,029,498

*	Non-income producing security.
(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

September 30, 2004

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON STOCKS - 97.71%

	Auto & Transportation - 5.07%
13,500	Covenant Transport, Inc., Class A*	$260,820
6,000	Forward Air Corp.*	240,120
8,000	Overnite Corp.	251,440
24,200	RailAmerica, Inc.*	267,410
13,800	Wabtec Corp.	257,922

		1,277,712

	Consumer Discretionary - 21.11%
11,600	American Woodmark Corp.	429,490
7,400	America’s Car-Mart, Inc.*	249,750
22,100	BJ’s Restaurants, Inc.*	350,727
11,400	Coinstar, Inc.*	265,620
6,800	Cost Plus, Inc.*	240,584
8,400	Deckers Outdoor Corp.*	285,600
13,500	Design Within Reach, Inc.*	232,065
20,100	Hancock Fabrics, Inc.	240,798
15,075	Hibbett Sporting Goods, Inc.*	308,887
14,200	Hot Topic, Inc.*	241,968
7,400	Insight Enterprises, Inc.*	124,616
18,300	Marcus Corp.	356,301
12,400	Nautilus Group, Inc.	280,116
5,600	P.F. Chang’s China Bistro, Inc.*	271,544
6,700	Panera Bread Co., Class A*	251,518
33,600	Princeton Review, Inc.*	252,000
10,000	Quiksilver, Inc.*	254,200
28,300	ShopKo Stores, Inc.*	492,703
6,400	Universal Technical Institute, Inc.*	193,152

		5,321,639

	Consumer Staples - 2.42%
15,300	Longs Drug Stores Corp.	370,260
14,300	Smart & Final, Inc.*	239,668

		609,928

	Diversified Operations - 1.87%
18,000	GenCorp, Inc.*	243,900
14,300	Walter Industries, Inc.	229,086

		472,986

	Energy - 13.81%
16,300	Berry Petroleum Co., Class A	598,699
26,900	Brigham Exploration Co.*	252,860
6,000	Cabot Oil & Gas Corp.	269,400
17,100	KCS Energy, Inc.*	237,861
10,000	Penn Virginia Corp.	395,900
50,800	PetroQuest Energy, Inc.*	263,652
63,500	Pioneer Drilling Co.*	533,400
7,100	Quicksilver Resources, Inc.*	231,957
14,200	Swift Energy Co.*	340,232

		Market Value (1)
11,550	TETRA Technologies, Inc.*	358,627

		3,482,588

	Financial Services - 21.06%
8,500	Boston Private Financial Holdings, Inc.	212,160
6,600	Capital Automotive REIT	206,382
6,000	Capital Corp of the West	258,000
25,200	Cohen & Steers, Inc.	389,088
13,400	eFunds Corp.*	249,106
6,600	Entertainment Properties Trust	249,480
5,300	FirstFed Financial Corp.*	259,064
9,400	Hanmi Financial Corp.	283,880
29,600	Hypercom Corp.*	218,448
18,800	Intersections, Inc.*	275,420
18,300	Jackson Hewitt Tax Service, Inc.	370,209
5,100	Montpelier Re Holdings, Ltd.	187,068
19,400	Nara Bancorp, Inc.	390,910
9,900	Placer Sierra Bancshares*	207,900
7,700	Post Properties, Inc.	230,230
7,000	Sterling Bancorp	189,350
5,400	Tanger Factory Outlet Centers, Inc.	241,812
27,300	Texas Capital Bancshares, Inc.*	495,495
14,000	Vineyard National Bancorp Co.	396,620

		5,310,622

September 30, 2004

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Unaudited)

		Market Value (1)
COMMON STOCKS (continued)

	Health Care - 4.54%
3,000	Analogic Corp.	$125,070
13,000	Angiotech Pharmaceuticals, Inc.*	263,510
18,050	Healthcare Services Group, Inc.	324,178
6,300	Mentor Corp.	212,184
13,600	Symbion, Inc.*	219,028

		1,143,970

	Materials & Processing - 5.05%
8,200	Barnes Group, Inc.	225,254
18,300	Material Sciences Corp.*	246,867
7,500	Lone Star Technologies, Inc.*	283,500
10,000	Mobile Mini, Inc.*	248,000
7,000	Steel Dynamics, Inc.	270,340

		1,273,961

	Producer Durables - 11.17%
7,800	Bucyrus International, Inc., Class A*	262,080
24,100	Champion Enterprises, Inc.*	247,989
9,100	CTS Corp.	114,660
21,800	Duratek, Inc.*	387,822
3,700	ESCO Technologies, Inc.*	250,712
8,700	Innovative Solutions and Support, Inc.*	213,411
11,600	Mykrolis Corp.*	116,812
18,500	Paxar Corp.*	419,580
10,300	Regal-Beloit Corp.	249,157
4,800	Standard Pacific Corp.	270,576
52,500	TVI Corp.*	284,550

		2,817,349

	Technology - 9.05%
27,900	Answerthink, Inc.*	149,265
38,400	Aspen Technology, Inc.*	268,416
13,000	Blackboard, Inc.*	223,080
33,800	CIBER, Inc.*	254,176
17,100	Keynote Systems, Inc.*	242,136
4,800	MICROS Systems, Inc.*	240,336
9,400	OmniVision Technologies, Inc.*	133,010
7,600	SRA International, Inc., Class A*	391,856
12,000	Stratasys, Inc.*	378,660

		2,280,935

	Utilities - 2.56%
11,200	Southern Union Co.*	229,600
9,900	Southwestern Energy Co.*	415,701

		645,301

		Market Value (1)
	Total Common Stocks (Cost $21,669,684)	24,636,991

Total Investments - 97.71% (Cost $21,669,684)		24,636,991

Net Other Assets and Liabilities - 2.29%		577,438

Net Assets - 100.00%		$25,214,429

*	Non-income producing security.
(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

September 30, 2004

Forward Uniplan Real Estate Investment Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON AND PREFERRED STOCKS - 102.45%

	Health Care - 5.53%
5,000	LTC Properties, Inc.	$89,450
15,000	LTC Properties, Inc., Series E, 8.500%	543,750
29,300	Nationwide Health Properties, Inc.	607,975
50,500	OMEGA Healthcare Investors, Inc.	543,380
20,200	Ventas, Inc.	523,584

		2,308,139

	Hotels - 0.71%
73,225	Interstate Hotels & Resorts, Inc.*	296,561

	Industrial - 13.27%
44,950	AMB Property Corp.	1,664,049
39,400	Duke Realty Corp.	1,308,080
33,000	EastGroup Properties, Inc.	1,095,600
21,350	Granite Construction, Inc.	510,265
24,250	Liberty Property Trust	966,120

		5,544,114

	Office - 16.38%
30,000	BioMed Realty Trust, Inc.	527,700
18,000	Boston Properties, Inc.	997,020
27,750	Brandywine Realty Trust	790,320
19,200	CarrAmerica Realty Corp.	627,840
10,000	Kilroy Realty Corp.	380,300
40,400	Lexington Corporate Properties Trust	877,084
12,150	Mack-Cali Realty Corp.	538,245
37,000	Maguire Properties, Inc.	899,470
23,250	SL Green Realty Corp.	1,204,582

		6,842,561

	Residential - 13.10%
19,200	Affordable Residential Communities	280,320
31,390	Archstone-Smith Trust	993,180
23,230	Avalonbay Communities, Inc.	1,398,911
35,000	Boardwalk Real Estate Investment Trust	470,151
31,500	Equity Residential	976,500
34,200	Home Properties, Inc.	1,352,952

		5,472,014

September 30, 2004

Forward Uniplan Real Estate Investment Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON AND PREFERRED STOCKS (continued)

	Retail - 34.41%
17,175	CBL & Associates Properties, Inc.	$1,046,816
32,300	Cedar Shopping Centers, Inc.	450,585
28,300	Chelsea Property Group, Inc.	1,898,930
28,300	Developers Diversified Realty Corp.	1,107,945
33,900	General Growth Properties, Inc.	1,050,900
26,750	Kimco Realty Corp.	1,372,275
6,100	Kite Realty Group Trust	80,215
27,300	Mills Corp.	1,416,051
19,700	Realty Income Corp.	887,091
23,250	Regency Centers Corp.	1,080,892
32,000	Simon Property Group, Inc.	1,716,160
17,700	Vornado Realty Trust	1,109,436
35,000	Weingarten Realty Investors	1,155,350

		14,372,646

	Self Storage - 2.06%
22,200	Shurgard Storage Centers, Inc., Class A	861,360

	Specialty - 16.99%
14,250	Alexandria Real Estate Equities, Inc.	936,510
20,200	Capital Automotive REIT	631,654
15,000	Florida East Coast Industries, Inc.	563,250
42,400	iStar Financial, Inc.	1,748,152
174,000	Jameson Inns, Inc.*	309,720
25,250	Plum Creek Timber Co., Inc.	884,508
23,200	Rayonier, Inc.	1,049,568
21,000	Starwood Hotels & Resorts Worldwide, Inc.	974,820

		7,098,182

	Total Common and Preferred Stocks (Cost $32,086,106)	42,795,577

Total Investments - 102.45% (Cost $32,086,106)		42,795,577

Net Other Assets and Liabilities - (2.45)%		(1,025,091)

Net Assets - 100.00%		$41,770,486

REIT	Real Estate Investment Trust
*	Non-income producing security.
(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

September 30, 2004

Forward Hansberger International Growth Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON AND PREFERRED STOCKS - 97.92%
	Canada - 3.89%
9,500	Manulife Financial Corp.	$416,005
12,500	Suncor Energy, Inc.	400,125

		816,130

	China - 1.96%
14,300	China Mobile (Hong Kong), Ltd., ADR	218,790
6,000	Huaneng Power International, Inc., ADR	194,160

		412,950

	Denmark - 2.76%
40,100	Vestas Wind Systems A/S*	580,592

	Finland - 1.32%
20,300	Nokia Oyj, ADR	278,516

	France - 14.64%
18,500	Axa, ADR	375,180
11,900	Bouygues SA	446,352
5,400	Essilor International SA	347,078
5,200	L’Oreal SA	340,682
5,100	Societe Generale	451,313
13,200	STMicroelectronics NV, NY Shares	228,096
15,800	Thomson	330,855
5,500	Total SA, ADR	561,935

		3,081,491

	Germany - 6.67%
8,200	Deutsche Boerse AG*	414,710
411	Porsche AG, Preference No Par	267,059
7,600	SAP AG, ADR	296,020
5,800	Siemens AG	426,527

		1,404,316

	Hong Kong - 5.42%
83,890	Esprit Holdings, Ltd.	426,010
269,000	Johnson Electric Holdings, Ltd.	263,893
146,000	Li & Fung, Ltd.	209,693
223,970	Shangri-La Asia, Ltd.	241,259

		1,140,855

	Hungary - 1.01%
4,800	OTP Bank, Ltd., 144A, ADR#	212,400

	India - 2.38%
7,600	HDFC Bank, Ltd., ADR	258,020
4,300	Infosys Technologies, Ltd., ADR	243,380

		501,400

		Market Value (1)
	Ireland - 0.95%
14,800	Bank of Ireland	199,257

	Israel - 1.03%
8,400	Teva Pharmaceutical Industries, Ltd., ADR	217,980

	Italy - 2.22%
92,700	UniCredito Italiano SpA	467,443

September 30, 2004

Forward Hansberger International Growth Fund

Portfolio of Investments (Unaudited)

		Market Value (1)
COMMON AND PREFERRED STOCKS (continued)

.	Japan - 20.71%
6,000	Canon, Inc.	$281,994
14,700	Denso Corp.	347,444
1,700	Funai Electric Co., Ltd.	229,207
13,900	Fujisawa Pharmaceutical Co., Ltd.	313,401
4,900	Honda Motor Co., Ltd.	237,409
1,100	Keyence Corp.	231,348
4,100	Nidec Corp.	414,408
11,600	Nitto Denko Corp.	533,612
171	NTT DoCoMo, Inc.	290,133
2,000	Orix Corp.	205,054
8,000	Seven-Eleven Japan Co., Ltd.	228,644
28,000	Sharp Corp.	385,138
3,500	SMC Corp.	335,027
57	Sumitomo Mitsui Financial Group, Inc.	325,818

		4,358,637

	Netherlands - 0.97%
8,889	Koninklijke (Royal) Philips Electronics NV	203,581

	South Korea - 2.84%
10,000	Kookmin Bank, ADR	318,400
700	Samsung Electronics Co., Ltd.	278,419

		596,819

	Spain - 3.84%
23,400	Banco Bilbao Vizcaya Argentaria SA	322,017
32,536	Telefonica SA	486,939

		808,956

	Switzerland - 6.12%
2,200	Nobel Biocare Holding AG	341,355
10,200	Novartis AG	475,406
6,700	UBS AG	471,634

		1,288,395

	Taiwan - 1.04%
30,628	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	218,684

	United Kingdom - 18.15%
6,800	AstraZeneca Plc, ADR	279,684
35,124	Barclays Plc	336,863
25,158	BHP Billiton Plc	264,727
6,200	BP Plc, ADR	356,686
58,700	British Sky Broadcasting Group Plc	509,065
12,396	Reckitt Benckiser Plc	303,720
12,990	Royal Bank of Scotland Group Plc	375,159
28,900	Smith & Nephew Plc	265,665
16,938	Standard Chartered Plc	290,719
81,082	Tesco Plc	418,527

		Market Value (1)
17,400	Vodafone Group Plc, ADR	419,514

		3,820,329

	Total Common and Preferred Stocks (Cost $17,156,836)	20,608,731

WARRANTS – 0.00%
	France - 0.00%
12,400	Thomson SA	0

	Total Warrants (Cost $0)

TOTAL INVESTMENTS - 97.92% (Cost $17,156,836)		20,608,731

NET OTHER ASSETS AND LIABILITIES - 2.08%		437,070

TOTAL NET ASSETS - 100.00%		$21,045,801

*	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 this security amounted to $212,400 or 1.01% of total net assets.
ADR	American Depositary Receipt
(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

September 30, 2004

Forward Hansberger International Growth Fund

Portfolio of Investments (Unaudited)

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Banks	16.91%
Telecommunication Services	8.85%
Capital Goods	7.63%
Energy	6.27%
Pharmaceuticals & Biotechnology	6.11%
Technology Hardware & Equipment	5.73%
Consumer Durables & Apparel	5.46%
Diversified Financials	5.19%
Health Care Equipment & Services	4.53%
Automobiles & Components	4.05%
Materials	3.79%
Insurance	3.76%
Semiconductors & Semiconductor Equipment	3.44%
Food & Staples Retailing	3.07%
Household & Personal Products	3.06%
Retailing	3.02%
Software & Services	2.56%
Media	2.42%
Hotels, Restaurants & Leisure	1.15%
Utilities	0.92%
Net Other Assets and Liabilities	2.08%

TOTAL NET ASSETS	100.00%

September 30, 2004

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON AND PREFERRED STOCKS - 98.77%
	Australia - 3.14%
190,000	Austereo Group, Ltd.	$184,419
100,000	Excel Coal, Ltd.	278,874
90,000	Transfield Services, Ltd.	357,249
500,000	Unwired Group, Ltd.*	387,527

		1,208,069

	Austria - 2.73%
7,000	Andritz AG	391,666
12,540	RHI AG*	277,230
15,310	Semperit AG Holding	379,351

		1,048,247

	Belgium - 1.74%
4,500	Barco NV	386,760
5,800	Omega Pharma SA	283,535

		670,295

	Denmark - 2.46%
7,580	Bang & Olufsen A/S, Class B	441,521
50,000	GN Store Nord A/S	504,872

		946,393

	Finland - 2.69%
7,000	Amer Group, Ltd.	330,373
35,980	Pohjola Group Plc, Class D	370,905
14,190	Wartsila Corp., Class B	334,857

		1,036,135

	France - 6.76%
16,000	bioMerieux*	556,219
5,240	Cegedim SA	397,320
6,500	Compagnie Generale de Geophysique SA*	435,540
29,220	Elior	258,757
2,110	Galeries Lafayette SA	418,514
1,320	Ipsos	125,254
11,000	Zodiac SA	406,036

		2,597,640

	Germany - 6.86%
2,930	Bijou Brigitte Modische Accessoires AG#	304,590
6,500	ElringKlinger AG	399,211
15,000	Freenet.de AG*	267,714
7,000	MPC Muenchmeyer Petersen Capital AG	503,993
2,500	Puma AG Rudolf Dassler Sport	669,813
11,797	Rheinmetall AG	493,623

		2,638,944

		Market Value (1)
	Greece - 0.91%
30,000	Piraeus Bank SA	348,009

	Hong Kong - 8.12%
300,000	Anhui Conch Cement Co., Ltd., Class H	428,953
282,862	China Insurance International Holdings Co., Ltd.	146,000
1,000,000	Citic International Financial Holdings, Ltd.	407,152
706,333	Jiangxi Copper Co., Ltd.	414,394
371,000	Kowloon Development Co., Ltd.	321,137
331,517	Lee & Man Paper Manufacturing, Ltd.	252,951
550,463	Moulin International Holdings, Ltd.	312,359
866,724	Noble Group, Ltd.	597,172
1,300,000	Peace Mark (Holdings), Ltd.	243,394

		3,123,512

	Ireland - 2.99%
23,800	DCC Plc	432,458
25,000	Depfa Bank Plc	340,930
32,000	Paddy Power Plc	377,569

		1,150,957

September 30, 2004

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

		Market Value (1)
COMMON AND PREFERRED STOCKS (continued)

	Italy - 4.99%
39,130	Bulgari SpA	$389,283
200,000	C.I.R. SpA	437,185
43,200	Credito Emiliano SpA	359,486
181,140	Hera SpA	461,202
76,600	Ifil (Finanziaria di Partecipazioni) SpA	272,093

		1,919,249

	Japan - 15.19%
85	Creed Corp.	311,567
12,600	Daiichikosho Co., Ltd.	374,969
8,000	Disco Corp.	325,176
375	eAccess, Ltd.*	347,042
7,000	F.C.C. Co., Ltd.	223,559
3,500	F.C.C. Co., Ltd. - W/I*	111,779
5,000	Goldcrest Co., Ltd.	292,151
18,000	Kibun Food Chemifa Co., Ltd.	306,214
9,000	Kuroda Electric Co., Ltd.	202,918
9,000	Kuroda Electric Co., Ltd. - W/I*	202,918
15,000	Leopalace21 Corp.	276,953
60,000	NHK Spring Co., Ltd.	434,960
24,000	Nichiha Corp.	359,291
10,000	Nishimatsuya Chain Co., Ltd.	320,277
100	Quin Land Co., Ltd.	315,740
9,000	Sysmex Corp.	332,344
70,000	Tokuyama Corp.	343,595
65,000	Tokyo Tatemono Co., Ltd.	323,770
7,800	Trusco Nakayama Corp.	124,908
4,140	USS Co., Ltd.	312,142

		5,842,273

	Netherlands - 2.68%
17,280	Axalto Holding NV*	368,070
9,630	Randstad Holding NV	348,768
25,010	Trader Classified Media NV*	311,868

		1,028,706

	Norway - 5.03%
25,000	Aktiv Kapital ASA	386,243
189,600	Mamut ASA*#	267,577
16,100	Prosafe ASA	408,987
55,580	Storebrand ASA	419,027
50,000	Tandberg ASA	451,236

		1,933,070

	Portugal - 0.58%
9,950	PT Multimedia-Servicos de Telecomunicacoes e
	Multimedia, SGPS, SA	221,825

		Market Value (1)

	Singapore - 3.31%
400,000	Hi-P International, Ltd.	406,272
413,882	Lindeteves-Jacoberg, Ltd.*	169,624
489,803	Parkway Holdings, Ltd.	386,931
500,000	SembCorp Marine, Ltd.	308,862

		1,271,689

	Spain - 0.93%
30,000	Enagas	358,815

	Sweden - 2.38%
6,560	Axfood AB	177,510
6,330	D. Carnegie & Co. AB	62,602
34,000	Getinge AB, Class B	413,310
25,000	Skanska AB, Class B	260,122

		913,544

September 30, 2004

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

		Market Value (1)

COMMON AND PREFERRED STOCKS (continued)

	Switzerland - 8.26%
3,800	Actelion, Ltd.*	$389,525
40,000	Ascom Holding AG, Registered Shares*	536,557
800	Geberit AG, Registered Shares	621,446
4,000	Huber & Suhner AG, Registered Shares	278,690
9,000	Logitech International SA, Registered Shares*	436,053
600	PubliGroupe SA, Registered Shares	174,421
1,200	SIG Holding AG, Registered Shares	215,264
450	Sika AG	259,470
35,000	Temenos Group AG*	266,277

		3,177,703

	United Kingdom - 17.02%
73,000	Admiral Group Plc*	380,442
32,000	AWG Plc	396,656
70,000	Balfour Beatty Plc	352,774
73,000	BBA Group Plc	353,362
11,800	Cobham Plc	284,420
340,000	Cookson Group Plc*	184,575
17,000	Forth Ports Plc	358,384
13,500	Inchcape Plc	380,849
53,000	iSOFT Group Plc	374,036
70,000	Kesa Electricals Plc	358,474
211,000	Kidde Plc	471,544
94,000	Matalan Plc	375,493
159,200	MFI Furniture Group Plc	303,927
60,000	Millennium & Copthorne Hotels Plc	347,436
28,000	National Express Group Plc	344,540
99,280	NHP Plc	422,185
25,000	RAC Plc	308,982
32,545	T&F Informa Plc	219,079
70,000	VT Group Plc	327,440

		6,544,598

	Total Common and Preferred Stocks (Cost $33,550,133)	37,979,673

RIGHTS AND WARRANTS - 0.06%

	Netherlands - 0.06%
24,000	Air France, expiration 11/06/07*	21,760

	Total Rights and Warrants (Cost $29,899)	21,760

Total Investments - 98.83% (Cost $33,580,032)		38,001,433

Net Other Assets and Liabilities - 1.17%		448,764

Net Assets - 100.00%		$38,450,197

*	Non-income producing security.
ADR	American Depositary Receipt
#	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of TNA
05/10/2004	Mamut ASA	$203,182	$267,577	0.70%
07/28/2004	Bijou Brigitte Modische	276,017	304,590	0.79%
	Accessoires AG

(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

September 30, 2004

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Capital Goods	21.11%
Retailing	7.24%
Software & Services	6.36%
Materials	6.02%
Health Care Equipment & Services	5.81%
Technology Hardware & Equipment	5.61%
Consumer Durables & Apparel	5.55%
Real Estate	5.07%
Media	4.35%
Banks	3.79%
Transportation	3.61%
Insurance	3.42%
Diversified Financials	3.19%
Utilities	3.16%
Automobile & Components	3.04%
Energy	2.92%
Hotels, Restaurants & Leisure	2.56%
Pharmaceuticals & Biotech	2.46%
Telecommunication Services	1.39%
Food & Drug Retailing	1.26%
Commercial Services & Supplies	0.91%
Net Other Assets and Liabilities	1.17%

TOTAL NET ASSETS	100.00%

September 30, 2004

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON AND PREFERRED STOCKS - 96.96%
	Argentina - 0.32%
6,811	BBVA Banco Frances SA, ADR*	$45,566
494	Quilmes Industrial SA, ADR	8,892

		54,458

	Brazil - 13.11%
200	Banco Bradesco SA, Preference No Par	10,504
1,765,900	Banco Itau SA, Preference No Par	195,490
5,972	Brasil Telecom Participacoes SA, ADR	193,493
4,617	Cia de Bebidas das Americas, ADR, Preference No Par 0.49%	103,421
512,600	Cia de Tecidos Norte de Minas, Preference No Par 3.82%	49,126
4,897,400	Cia Energetica de Minas Gerais, Preference	104,491
21,714	Cia Paranaense de Energia-Copel, Sponsored ADR, Preference No Par	77,519
6,288	Cia Siderurgica Nacional SA, Sponsored ADR	97,653
13,587	Cia Vale do Rio Doce	305,101
3,400	CPFL Energia SA, ADR*	59,500
19,300	Klabin SA, Preference No Par 5.09%	32,133
14,284	Petroleo Brasileiro SA, ADR	455,945
14,097	Tele Centro Oeste Celular Participacoes SA, ADR	143,789
6,278	Tele Norte Leste Participacoes SA	77,866
3,317	Tele Norte Leste Participacoes SA, ADR	43,884
5,934	Telemar Norte Leste SA, Class A, Preference No Par	104,298
11,078	Telesp Celular Participacoes SA, ADR*	68,462
4,118	Uniao de Bancos Brasileiros SA, GDR	99,779

		2,222,454

	China - 3.48%
128,614	China Petroleum and Chemical Corp. (Sinopec), Class H	52,366
242,917	China Telecom Corp., Ltd., Class H	78,656
217,579	China Unicom, Ltd.	170,200
33,045	Citic Pacific, Ltd.	84,964
105,741	PetroChina Co., Ltd., Class H	56,613
196,992	Sinopec Shanghai Petrochemical Co., Ltd., Class H	75,153
316,718	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	72,701

		590,653

	Croatia - 0.35%
3,924	Pliva d.d., GDR, Registered Shares	58,821

	Czech Republic - 0.71%
5,373	Cesky Telecom AS	71,257
1,337	Komercni Banka AS, GDR	49,335

		120,592

	Egypt - 1.33%
11,814	Commercial International Bank	58,075
3,498	Egyptian Company for Mobile Services	62,785
4,792	Orascom Construction Industries	104,079

		224,939

		Market Value (1)
	Hungary - 1.00%
830	Gedeon Richter Rt., GDR, Registered Shares	98,189
1,467	MOL Magyar Olaj-es Gazipari Rt., Sponsored GDR	71,663

		169,852

	India - 5.73%
2,790	Hindalco Industries, Ltd., GDR, Registered Shares@	81,133
2,524	Infosys Technologies, Ltd., Sponsored ADR	142,858
2,099	ITC, Ltd., GDR, Registered Shares	51,656
11,145	Mahanagar Telephone Nigam, Ltd., ADR	78,572
5,556	Reliance Industries, Ltd., Sponsored GDR@	129,677
3,977	Satyam Computer Services, Ltd., ADR	91,948
10,576	State Bank of India, GDR	263,660
14,753	Tata Motors, Ltd. Sponsored GDR	131,302

		970,806

September 30, 2004

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

		Market Value (1)
COMMON AND PREFERRED STOCKS (continued)
	Indonesia - 5.93%
226,254	PT Astra International Tbk	$169,196
956,915	PT Bank Mandiri	151,477
577,313	PT Bank Rakyat Indonesia	129,202
46,910	PT Gudang Garam Tbk	66,575
910,632	PT Indofood Sukses Makmur Tbk	67,104
352,551	PT Indonesian Satellite Corp., Tbk	162,612
983,918	PT Lippo Bank Tbk*	59,078
105,406	PT Perusahaan Gas Negara	13,233
10,513	PT Telekomunikasi Indonesia, Sponsored ADR	185,975

		1,004,452

	Israel - 1.78%
34,031	Bank Hapoalim, Ltd.	94,117
2,709	Check Point Software Technologies, Ltd.*	45,972
11,490	Makhteshim-Agan Industries, Ltd.	49,576
4,300	Teva Pharmaceutical Industries, Ltd.	111,585

		301,250

	Malaysia - 2.82%
107,300	AMMB Holdings Berhad	93,181
83,100	Berjaya Sports Toto Berhad	85,287
77,500	Commerce Asset-Holding Berhad	91,776
6,200	Hong Leong Bank Berhad	8,403
162,900	Lafarge Malayan Cement Berhad	35,152
7,470	Malaysian Pacific Industries Berhad	25,752
187,000	RHB Capital Berhad	101,373
21,700	Star Publications (Malaysia) Berhad	37,118

		478,042

	Mexico - 3.44%
25,227	Alfa SA, Series A	95,244
2,401	America Movil SA de CV, ADR, Series L	93,711
19,420	Consorcio ARA SA de CV*	55,352
39,623	Embotelladoras Arca SA, Nominative Shares	72,800
182,273	Empresas ICA Sociedad Controladora SA de CV*	62,023
1,733	Grupo Televisa SA, Sponsored ADR	91,381
3,493	Telefonos de Mexico SA de CV, Sponsored ADR, Series L	112,719

		583,230

	Philippines - 2.54%
87,812	ABS-CBN Broadcasting Corp., PDR	33,151
828,763	Ayala Land, Inc.	95,705
90,357	Bank of the Philippine Islands	73,040
4,098	Globe Telecom, Inc.	79,358
2,119	Philippine Long Distance Telephone Co.*	52,516
23,632	San Miguel Corp., Class B	29,599
597,091	SM Prime Holdings, Inc.	66,830

		430,199

		Market Value (1)
	Poland - 0.23%
9,111	Telekomunikacja Polska SA, GDR	39,451

	Russia - 2.20%
930	AO VimpelCom, Sponsored ADR*	101,184
519	Lukoil, Sponsored ADR	64,745
422	Mobile Telesystems, Sponsored ADR	61,186
2,981	OAO Gazprom, Sponsored ADR, Registered Shares	106,720
2,500	Yukos, ADR	40,100

		373,935

	Slovakia - 0.00%#
525	Chirana Prema AS##*	0

	South Africa - 9.02%
13,108	Anglo American Plc	311,758
11,960	Barloworld, Ltd.	144,074
62,883	FirstRand, Ltd.	117,705
2,005	Impala Platinum Holdings, Ltd.	160,709
12,517	Ispat Iscor, Ltd.	89,871
11,875	Kumba Resources, Ltd.	71,984
12,596	Nedcor, Ltd.	115,747
4,556	SABMiller Plc	59,991
92,450	Sanlam, Ltd.	156,487
8,260	Sappi, Ltd.	116,724
23,291	Standard Bank Group, Ltd.	183,126

		1,528,176

September 30, 2004

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

		Market Value (1)
COMMON AND PREFERRED STOCKS (continued)

	South Korea - 19.83%
8,560	Daewoo Engineering & Construction Co., Ltd.*	$35,050
2,327	GS Holdings Corp.*	49,814
6,340	Hana Bank	150,861
18,170	Hanaro Telecom, Inc.*	50,494
11,540	Hankook Tire Co., Ltd.	103,725
1,580	Hyundai Department Store Co., Ltd.	44,594
9,520	Hyundai Development Co.	103,757
4,940	Hyundai Merchant Marine Co., Ltd.*	41,227
2,260	Hyundai Motor Co.	104,217
12,820	Kia Motors Corp.	118,013
4,700	Kookmin Bank*	148,776
3,000	Korea Electric Power Corp.	56,665
3,150	Korean Air Lines Co., Ltd.*	43,085
2,520	LG Chem, Ltd.	95,635
9,822	LG Corp.	130,079
1,820	LG Electronics	104,632
2,190	LG Household & Health Care, Ltd.	58,578
2,559	Posco, ADR	96,858
12,540	Samsung Corp.	174,242
4,510	Samsung Electro-Mechanics Co., Ltd.*	115,541
2,220	Samsung Electronics Co., Ltd.	882,987
2,330	Samsung Fire & Marine Insurance Co., Ltd.	134,155
23,680	Samsung Heavy Industries Co., Ltd.	115,161
750	Shinhan Financial Group Co., Ltd.	12,961
180	Shinsegae Co., Ltd.	47,911
3,610	SK Corp.	166,471
24,760	Ssangyong Motor Co.*	174,599

		3,360,088

	Taiwan - 12.68%
56,727	Acer, Inc.	76,814
62,940	Asustek Computer, Inc.	138,031
24,000	Cathay Financial Holding Co., Ltd.	45,215
10,443	Cathay Financial Holding Co., Ltd., GDR, Registered Shares	199,357
117,584	Chinatrust Financial Holding Co. Ltd.	126,684
5,961	Chunghwa Telecom Co., Ltd., ADR	104,973
149,000	Compal Electronics, Inc.	147,812
2,439	Evergreen Marine Corp.	2,391
161,550	Far Eastern Textile, Ltd.	109,854
62,000	First Financial Holding Co., Ltd.*	46,175
6,826	First Financial Holding Co., Ltd., GDR, Registered Shares*	101,707
78,772	Fubon Financial Holding Co., Ltd.	72,347
32,867	Hon Hai Precision Industry Co., Ltd.	113,197
90,100	Nan Ya Plastics Corp.	131,288
49,607	Quanta Computer, Inc.	85,427
128,700	Siliconware Precision Industries Co.	88,273
80,000	Taiwan Cellular Corp.	76,772
136,550	Taiwan Semiconductor Manufacturing Co., Ltd.	174,050
10,117	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	72,235
103,840	United Microelectronics Corp.*	62,663
208,000	Winbond Electronics Corp.*	84,190
126,690	Yuanta Core Pacific Securities Co.	89,505

		Market Value (1)

		2,148,960

	Thailand - 5.08%
92,764	Bangkok Bank Public Co., Ltd.(F)*	220,573
237,415	Bank of Ayudhya Public Co., Ltd.(F)*	60,178
32,065	Banpu Public Co., Ltd.(F)	120,365
108,066	BEC World Public Co., Ltd.(F)	46,957
160,654	Kasikornbank Public Co., Ltd.(F)*	180,336
157,863	National Finance Public Co., Ltd.(F)	47,254
270,444	Sansiri Public Co., Ltd.(F)	23,111
13,700	Siam Cement Public Co., Ltd.(F)	87,971
67,200	Siam Commercial Bank Public Co., Ltd.(F)	74,013

		860,758

September 30, 2004

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

		Market Value (1)
COMMON AND PREFERRED STOCKS (continued)

	Turkey - 5.38%
13,640,740	Akbank TAS	$61,612
12,174,976	Akcansa Cimento AS	33,965
23,284,068	Arcelik AS	136,101
38,698,747	Eregli Demir ve Celik Fabrikalari	141,377
29,486,042	Haci Omer Sabanci Holding AS	105,762
33,065,072	Koc Holding AS	193,273
15,605,000	Turk Sise ve Cam Fabrikalari AS	34,206
16,232,675	Turkcell Iletisim Hizmetleri AS	72,241
20,731,210	Turkiye Garanti Bankasi AS*	69,540
15,176,600	Turkiye Is Bankasi, Class C	55,444
2,101,719	Vestel Elektronik Sanay*	8,167

		911,688

	Total Common and Preferred Stocks (Cost $12,887,832)	16,432,804

RIGHTS AND WARRANTS - 0.03%

	Thailand - 0.03%
64,104	Bank of Ayudhya Public Co., Ltd., expiration 09/03/08*	5,261
47,704	Telecomasia Rights, expiration 12/31/08*	0

		5,261

	Total Rights and Warrants (Cost $0)	5,261

Total Investments - 96.99% (Cost $12,887,832)		16,438,065

Net Other Assets and Liabilities - 3.01%		510,158

Net Assets - 100.00%		$16,948,223

*	Non-income producing security.
#	Amount represents less than 0.01%.
##	The valuation of this security has been determined by procedures established by the Pricing Committee of the Board of Trustees.
@	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004 these securities amounted to $210,810 or 1.24% of total net assets.
(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PDR	Philipine Depositary Receipt
(F)	Foreign Shares

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Banks	18.65%
Telecommunications Services	13.49%
Materials	13.02%
Capital Goods	8.27%
Semiconductor & Semi Equipment	8.20%
Energy	6.75%
Automobile & Components	4.73%
Technology Hardware & Equipment	3.99%
Insurance	3.16%
Food, Beverage & Tobacco	2.71%
Diversified Financials	2.41%
Consumer Durables & Apparel	2.29%
Utilities	1.84%
Software & Services	1.66%
Pharmaceuticals & Biotech	1.59%
Media	1.23%
Real Estate	1.09%
Retailing	0.55%
Transportation	0.51%
Hotels, Restaurants & Leisure	0.50%
Household & Personal Products	0.35%
Net Other Assets and Liabilities	3.01%

TOTAL NET ASSETS	100.00%

September 30, 2004

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON STOCKS - 95.23%

	Biotechnology - 3.02%
3,800	Cephalon, Inc.*	$182,020
7,800	Gilead Sciences, Inc.*	291,564

		473,584

	Capital Markets - 0.67%
1,094	Bear Stearns Cos., Inc.	105,210

	Commercial Banks - 3.61%
3,375	International Bancshares Corp.	124,031
5,500	Silicon Valley Bancshares*	204,435
4,000	Wells Fargo & Co.	238,520

		566,986

	Commercial Services & Supplies - 5.96%
2,700	Apollo Group, Inc., Class A*	198,099
9,300	Copart, Inc.*	176,049
3,400	Corporate Executive Board Co.	208,216
1,100	Deluxe Corp.	45,122
7,300	Equifax, Inc.	192,428
4,300	Kelly Services, Inc., Class A	114,853

		934,767

	Communications Equipment - 2.39%
22,000	3Com Corp.*	92,840
13,250	Comverse Technology, Inc.*	249,498
9,600	JDS Uniphase Corp.*	32,352

		374,690

	Computers & Peripherals - 5.66%
9,000	Dell, Inc.*	320,400
33,400	InFocus Corp.*	305,944
11,400	Network Appliance, Inc.*	262,200

		888,544

	Consumer Finance - 2.69%
20,200	AmeriCredit Corp.*	421,776

	Electronic Equipment & Instruments - 4.16%
6,500	Tech Data Corp.*	250,575
12,100	Tektronix, Inc.	402,325

		652,900

	Food & Staples Retailing - 4.98%
4,700	Costco Wholesale Corp.	195,332
2,900	Longs Drug Stores Corp.	70,180
7,200	Supervalu, Inc.	198,360
2,900	Walgreen Co.	103,907

		Market Value (1)
2,500	Whole Foods Market, Inc.	214,475

		782,254

	Food Products - 4.83%
9,450	Hershey Foods Corp.	441,409
7,200	McCormick & Co., Inc.	247,248
1,100	Wm. Wrigley Jr. Co.	69,641

		758,298

	Health Care Equipment & Supplies - 4.17%
5,250	Biomet, Inc.	246,120
3,550	Stryker Corp.	170,684
3,000	Zimmer Holdings, Inc.*	237,120

		653,924

September 30, 2004

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON STOCKS (continued)
	Health Care Providers & Services - 4.98%
8,900	Humana, Inc.*	$177,822
6,100	PacifiCare Health Systems, Inc.*	223,870
4,200	Sierra Health Services, Inc.*	201,306
5,100	Sunrise Senior Living, Inc.*	179,112

		782,110

	Hotels Restaurants & Leisure - 5.22%
7,400	Aztar Corp.*	196,100
2,300	Outback Steakhouse, Inc.	95,519
6,600	Starbucks Corp.*	300,036
4,900	Starwood Hotels & Resorts Worldwide, Inc.	227,458

		819,113

	Insurance - 1.22%
3,300	MBIA, Inc.	192,093

	Internet & Catalog Retail - 1.55%
2,650	Ebay, Inc.*	243,641

	Internet Software & Services - 2.69%
7,700	Sabre Holdings Corp., Class A	188,881
6,850	Yahoo!, Inc.*	232,284

		421,165

	Media - 1.25%
6,200	Univision Communications, Inc., Class A*	195,982

	Personal Products - 3.01%
11,300	Estee Lauder Cos., Inc., Class A	472,340

	Pharmaceuticals - 2.95%
7,200	Eon Labs, Inc.*	156,240
6,000	Medicis Pharmaceutical Corp., Class A	234,240
4,050	Mylan Laboratories, Inc.	72,900

		463,380

	Real Estate - 2.16%
3,100	Cousins Properties, Inc.	106,361
8,100	Reckson Associates Realty Corp.	232,875

		339,236

	Semiconductors & Semiconductor Equipment - 4.61%
7,900	Altera Corp.*	154,603
44,500	LSI Logic Corp.*	191,795
8,400	Microchip Technology, Inc.	225,456
5,700	Novellus Systems, Inc.*	151,563

		723,417

		Market Value (1)
	Software - 8.59%
16,100	Activision, Inc.*	223,307
6,300	Autodesk, Inc.	306,369
15,800	Cadence Design Systems, Inc.*	206,032
7,700	Citrix Systems, Inc.*	134,904
17,500	Compuware Corp.*	90,125
3,200	Electronic Arts, Inc.*	147,168
10,000	Red Hat, Inc.*	122,400
13,800	TIBCO Software, Inc.*	117,438

		1,347,743

	Specialty Retail - 2.85%
7,100	American Eagle Outfitters, Inc.	261,635
5,000	Bed Bath & Beyond, Inc.*	185,550

		447,185

September 30, 2004

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON STOCKS (continued)

	Thrifts & Mortgage Finance - 10.34%
3,900	Astoria Financial Corp.	$138,411
3,798	Countrywide Financial Corp.	149,603
4,700	Doral Financial Corp.	194,909
1,194	Fannie Mae	75,700
1,300	Freddie Mac	84,812
9,300	Fremont General Corp.	215,295
3,500	GreenPoint Financial Corp.	161,910
5,100	IndyMac Bancorp, Inc.	184,620
2,200	MGIC Investment Corp.	146,410
4,500	New Century Financial Corp.	270,990

		1,622,660

	Trading Companies & Distributors - 1.67%
4,550	Fastenal Co.	262,080

	Total Common Stocks (Cost $13,672,142)	14,945,078

Total Investments - 95.23% (Cost $13,672,142)		14,945,078

Net Other Assets and Liabilities - 4.77%		749,362

Net Assets - 100.00%		$15,694,440

*	Non-income producing security.
(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

September 30, 2004

Sierra Club Balanced Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON STOCKS - 61.50%

	Biotechnology - 2.04%
4,300	Cephalon, Inc.*	$205,970
9,800	Gilead Sciences, Inc.*	366,324

		572,294

	Capital Markets - 1.10%
3,200	Bear Stearns Cos., Inc.	307,744

	Commercial Banks - 1.93%
3,100	International Bancshares Corp.	113,925
3,400	Silicon Valley Bancshares*	126,378
5,050	Wells Fargo & Co.	301,132

		541,435

	Commercial Services & Supplies - 3.37%
1,850	Apollo Group, Inc., Class A*	135,734
7,500	Copart, Inc.*	141,975
3,000	Corporate Executive Board Co.	183,720
5,100	Deluxe Corp.	209,202
6,000	Equifax, Inc.	158,160
4,400	Kelly Services, Inc., Class A	117,524

		946,315

	Communications Equipment - 1.60%
26,000	3Com Corp.*	109,720
14,400	Comverse Technology, Inc.*	271,152
20,600	JDS Uniphase Corp.*	69,422

		450,294

	Computers & Peripherals - 3.78%
12,600	Dell, Inc.*	448,560
36,600	InFocus Corp.*	335,256
12,000	Network Appliance, Inc.*	276,000

		1,059,816

	Consumer Finance - 1.52%
20,500	AmeriCredit Corp.*	428,040

	Electronic Equipment & Instruments - 3.03%
6,800	Tech Data Corp.*	262,140
17,700	Tektronix, Inc.	588,525

		850,665

	Food & Staples Retailing - 2.30%
5,550	Costco Wholesale Corp.	230,658
7,000	Supervalu, Inc.	192,850
2,600	Whole Foods Market, Inc.	223,054

		Market Value (1)
		646,562

	Food Products - 2.93%
10,800	Hershey Foods Corp.	504,468
6,100	McCormick & Co., Inc.	209,474
1,700	Wm. Wrigley Jr. Co.	107,627

		821,569

	Health Care Equipment & Supplies - 2.84%
6,000	Biomet, Inc.	281,280
4,800	Stryker Corp.	230,784
3,600	Zimmer Holdings, Inc.*	284,544

		796,608

September 30, 2004

Sierra Club Balanced Fund

Portfolio of Investments (Unaudited)

Shares		Market Value (1)
COMMON STOCKS (continued)

	Health Care Providers & Services - 1.46%
5,000	PacifiCare Health Systems, Inc.*	$183,500
2,500	Sierra Health Services, Inc.*	119,825
3,000	Sunrise Senior Living, Inc.*	105,360

		408,685

	Hotels Restaurants & Leisure - 3.41%
4,300	Aztar Corp.*	113,950
5,200	Outback Steakhouse, Inc.	215,956
8,800	Starbucks Corp.*	400,048
4,900	Starwood Hotels & Resorts Worldwide, Inc.	227,458

		957,412

	Information Technology Services - 0.80%
9,200	Sabre Holdings Corp., Class A	225,676

	Insurance - 0.79%
3,800	MBIA, Inc.	221,198

	Internet & Catalog Retail - 1.18%
3,600	Ebay, Inc.*	330,984

	Internet Software & Services - 0.90%
7,450	Yahoo!, Inc.*	252,630

	Media - 0.87%
7,700	Univision Communications, Inc., Class A*	243,397

	Personal Products - 2.19%
14,700	Estee Lauder Cos., Inc., Class A	614,460

	Pharmaceuticals - 2.33%
9,200	Eon Labs, Inc.*	199,640
6,200	Medicis Pharmaceutical Corp., Class A	242,048
11,850	Mylan Laboratories, Inc.	213,300

		654,988

	Real Estate - 1.73%
4,000	Cousins Properties, Inc.	137,240
12,100	Reckson Associates Realty Corp.	347,875

		485,115

	Semiconductors & Semiconductor Equipment - 2.93%
9,200	Altera Corp.*	180,044
51,500	LSI Logic Corp.*	221,965
9,700	Microchip Technology, Inc.	260,348
6,050	Novellus Systems, Inc.*	160,869

		823,226

		Market Value (1)
	Software - 5.81%
18,880	Activision, Inc.*	261,866
8,100	Autodesk, Inc.	393,903
16,300	Cadence Design Systems, Inc.*	212,552
12,400	Citrix Systems, Inc.*	217,248
21,000	Compuware Corp.*	108,150
4,100	Electronic Arts, Inc.*	188,559
9,000	Red Hat, Inc.*	110,160
16,400	TIBCO Software, Inc.*	139,564

		1,632,002

	Specialty Retail - 1.42%
5,500	American Eagle Outfitters, Inc.	202,675
5,250	Bed Bath & Beyond, Inc.*	194,827

		397,502

	Thrifts & Mortgage Finance - 8.02%
4,700	Astoria Financial Corp.	166,803
7,200	Countrywide Financial Corp.	283,608
9,150	Doral Financial Corp.	379,450
1,800	Fannie Mae	114,120
3,000	Freddie Mac	195,720
12,200	Fremont General Corp.	282,430
8,500	IndyMac Bancorp, Inc.	307,700
4,200	MGIC Investment Corp.	279,510
4,000	New Century Financial Corp.	240,880

		2,250,221

	Trading Companies & Distributors - 1.22%
5,950	Fastenal Co.	342,720

	Total Common Stocks (Cost $14,666,943)	17,261,558

September 30, 2004

Sierra Club Balanced Fund

Portfolio of Investments (Unaudited)

Par Value		Market Value (1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.81%

	Federal Farm Credit Bank - 3.56%
$250,000	2.250%, due 09/01/06	$247,381
225,000	5.900%, due 12/17/08	226,913
200,000	4.000%, due 12/30/09	201,289
75,000	3.680%, due 03/24/10	74,137
250,000	3.875%, due 05/07/10	249,149

		998,869

	Federal Home Loan Bank - 5.72%
280,000	3.000%, due 08/15/05	281,728
225,000	3.500%, due 11/15/07	226,837
225,000	3.375%, due 02/15/08	225,331
200,000	4.250%, due 11/13/09	204,260
200,000	3.750%, due 04/01/10	198,625
250,000	3.375%, due 05/14/10	243,157
225,000	4.320%, due 08/19/10	225,086

		1,605,024

	Federal Home Loan Mortgage Corp. - 7.66%
210,000	2.875%, due 09/15/05	211,104
665,000	5.250%, due 01/15/06	688,239
245,000	2.375%, due 04/15/06	244,196
960,000	5.500%, due 07/15/06	1,006,367

		2,149,906

	Federal National Mortgage Corp. - 7.87%
1,520,000	5.500%, due 02/15/06	1,581,069
430,000	2.125%, due 04/15/06	427,373
200,000	4.192%, due 02/17/09	200,986

		2,209,428

	Total U.S. Government and Agency Obligations (Cost $6,991,376)	6,963,227

CORPORATE NOTES AND BONDS - 12.80%

	Finance - 8.47%
	Bank of America Corp.
100,000	4.750%, due 10/15/06	103,474
	Bear Stearns Cos., Inc.
200,000	3.000%, due 03/30/06	200,596
	Capital One Bank
150,000	6.875%, due 02/01/06	157,769
	Countrywide Home Loan
100,000	5.625%, due 05/15/07	105,510
200,000	4.000%, due 03/22/11	194,505
	Golden West Financial
200,000	4.125%, due 08/15/07	204,487
	Mellon Financial Corp.
100,000	6.375%, due 02/15/10	110,228

		Market Value (1)
	SLM Corp.
225,000	3.625%, due 03/17/08	226,466
	Suntrust Bank
100,000	6.375%, due 04/01/11	111,642
	U.S. Bancorp
200,000	3.125%, due 03/15/08	197,051
	Wachovia Corp.
200,000	4.850%, due 07/30/07	208,522
	Wells Fargo & Co.
176,000	6.125%, due 02/15/06	184,075
210,000	6.875%, due 04/01/06	222,409
150,000	3.500%, due 04/04/08	150,392

		2,377,126

September 30, 2004

Sierra Club Balanced Fund

Portfolio of Investments (Unaudited)

Par Value		Market Value (1)
CORPORATE NOTES AND BONDS (Continued)

	Health Care - 1.09%
	Cardinal Health, Inc.
$200,000	4.450%, due 06/30/05	$201,441
	UnitedHealth Goup, Inc.
100,000	5.200%, due 01/17/07	104,536

		305,977

	Retail - 1.03%
	Costco Wholesale Corp.
100,000	5.500%, due 03/15/07	105,362
	Lowe’s Cos., Inc.
175,000	6.375%, due 12/15/05	182,721

		288,083

	Technology - 1.66%
	Applied Materials, Inc.
150,000	7.000%, due 09/06/05	156,108
	Hewlett-Packard Co.
100,000	3.625%, due 03/15/08	100,407
	Texas Instruments, Inc.
200,000	6.125%, due 02/01/06	208,526

		465,041

	Telecommunications - 0.55%
	Bellsouth Corp.
150,000	5.000%, due 10/15/06	155,738

	Total Corporate Notes and Bonds (Cost $3,616,900)	3,591,965

Total Investments - 99.11% (Cost $25,275,219)		27,816,750

Net Other Assets and Liabilities - 0.89%		251,301

Net Assets - 100.00%		$28,068,051

*	Non-income producing security.
(1)	Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

September 30, 2004

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forward Funds, Inc.

By (Signature and Title)*	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Director

Date October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Director

Date October 26, 2004

By (Signature and Title)*	/s/ Jeremy W. Deems
Jeremy W. Deems, Treasurer

Date October 26, 2004

*	Print the name and title of each signing officer under his or her signature.